Investment in financial asset and gain on disposal of associate (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jan. 31, 2021
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate		€ 514
Wings Therapeutics Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate		(107)
Phoenicis Therapeutics Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest			3.90%
Gain (loss) on disposal of associate		€ 621
Changes in fair value of investment	€ 0